Fair Value Measurements - Schedule of Fair Value of Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Assets [Line Items]
Assets measured at fair value	$ 171,405,977
Level 1 [Member] | Money market funds [Member]
Schedule of Fair Value of Assets [Line Items]
Assets measured at fair value		$ 164,407,016